UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07868

Invesco Advantage Municipal Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street,

N.E., Suite 1800

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street,

N.E., Suite 1800

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Semiannual Report to Shareholders	August 31, 2022
Invesco Advantage Municipal Income Trust II
NYSE American: VKI

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
21	Financial Statements
25	Financial Highlights
26	Notes to Financial Statements
31	Approval of Investment Advisory and Sub-Advisory Contracts
33	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/22 to 8/31/22

Trust at NAV	-11.24%
Trust at Market Value	-14.52
S&P Municipal Bond Index▼ (Broad Market Index)	-5.44
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	-7.11
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index∎ (Peer Group Index)	-11.04
Market Price Discount to NAV as of 8/31/22	-6.90

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.

The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of closed-end general and insured leveraged municipal debt funds tracked by Lipper.

The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2022, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2                     Invesco Advantage Municipal Income Trust II

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎ Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎ Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎ Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎ Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium–a market price that is higher than its NAV–you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your rein- vested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non- certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book- Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

3                     Invesco Advantage Municipal Income Trust II

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–173.79%(a)
Alabama–2.87%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)	5.00%	11/15/2046	$3,630	$ 3,750,937
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	185	175,331
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(c)(d)	5.00%	01/01/2027	940	1,037,924
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,655,986)(e)(f)	5.50%	01/01/2043	1,900	1,206,500
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,710	3,874,142
Southeast Energy Authority A Cooperative District (No. 4); Series 2022 B-1(d)	5.00%	08/01/2028	1,875	1,963,937
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	615	562,910
				12,571,681

Arizona–3.04%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,870	1,926,242
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	793	766,703
Arizona (State of) Industrial Development Authority (Great Lakes Senior Living Community); Series 2019 B, RB	5.13%	01/01/2054	60	37,570
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Capmus); Series 2020 A, RB(g)	5.00%	12/15/2050	300	301,907
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,000	996,600
Series 2017, Ref. RB	5.00%	11/15/2045	665	600,696
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(g)	5.00%	07/01/2054	165	164,989
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.50%	07/01/2034	380	399,744
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(h)	5.00%	07/01/2042	1,160	1,205,147
Series 2017 A, RB(h)	5.00%	07/01/2047	1,855	1,917,313
Series 2020, RB(b)	5.00%	07/01/2049	2,250	2,377,328
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(g)	5.00%	06/15/2052	270	258,739
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(g)	5.38%	07/01/2052	885	864,995
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,155	839,882
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	600	633,573
				13,291,428

Arkansas–0.12%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	514,408

California–15.61%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(d)(i)	5.00%	04/01/2056	1,890	2,101,772
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(j)	0.00%	08/01/2028	900	757,769
California (County of), CA Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2037	275	275,743
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(j)	0.00%	06/01/2055	8,390	740,898
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	80	82,639
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	1,245	228,936
California (State of);
Series 2013, GO Bonds	5.00%	04/01/2037	1,350	1,369,020
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,000	2,058,436
Series 2020, GO Bonds (INS - BAM)(k)	3.00%	11/01/2050	1,750	1,379,276
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	2,395	2,408,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	$625	$ 581,585
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,125	2,859,170
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	359	356,314
Series 2021 A, RB	3.25%	08/20/2036	534	483,022
Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	612	570,583
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(g)	5.00%	06/01/2048	145	140,698
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	940	980,111
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(k)	4.00%	05/15/2046	500	474,191
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2036	1,245	1,284,784
Series 2018 A, RB(h)	5.00%	12/31/2047	1,500	1,522,410
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(h)	4.00%	07/15/2029	1,240	1,228,907
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(g)	5.00%	08/01/2039	185	183,975
California (State of) Pollution Control Finance Authority;
Series 2012, RB(g)(h)	5.00%	07/01/2027	840	843,869
Series 2012, RB(g)(h)	5.00%	07/01/2030	1,215	1,219,511
Series 2012, RB(g)(h)	5.00%	07/01/2037	2,685	2,691,338
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	655	665,814
Series 2016 A, RB(g)	5.00%	12/01/2041	1,030	1,024,317
Series 2016 A, RB(g)	5.25%	12/01/2056	750	750,865
California State University;
Series 2019 A, RB	5.00%	11/01/2044	1,495	1,642,277
Series 2019 A, RB(b)(i)	5.00%	11/01/2049	4,085	4,463,983
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(g)	3.13%	08/01/2056	625	462,274
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(g)	4.00%	09/01/2056	625	512,896
Series 2021, RB(g)	4.00%	08/01/2056	375	307,787
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	380	380,056
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(j)(k)	0.00%	01/15/2034	3,145	2,012,044
Glendale Community College District; Series 2020 B, GO Bonds	4.00%	08/01/2050	600	590,544
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(c)(d)	5.00%	06/01/2023	1,050	1,071,716
Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	1,350	1,442,939
Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	1,650	1,765,866
Series 2018 A-1, Ref. RB(c)(d)	5.00%	06/01/2028	1,015	1,152,234
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	2,155	254,854
Los Angeles (City of), CA Department of Airports; Series 2019 A, Ref. RB(h)	5.00%	05/15/2034	680	727,450
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(h)	5.50%	05/15/2035	1,550	1,763,832
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019, RB(h)	5.00%	05/15/2037	2,315	2,458,378
Los Angeles (City of), CA Department of Water & Power; Series 2022 A, RB(b)	5.00%	07/01/2051	1,740	1,892,183
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	435	532,526
Series 2009 B, RB	6.50%	11/01/2039	1,660	2,005,714
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	1,500	1,345,697
Regents of the University of California Medical Center; Series 2022 P, RB(b)(i)	4.00%	05/15/2053	4,065	3,936,709
Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(k)	5.50%	08/01/2047	980	1,107,735
Series 2022 A, GO Bonds (INS - BAM)(k)	5.50%	08/01/2052	1,190	1,340,690
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, RB(h)	5.00%	05/01/2049	1,760	1,824,162
Series 2019 E, RB(h)	5.00%	05/01/2037	500	529,010
Series 2021 A, Ref. RB(h)	5.00%	05/01/2035	375	404,660
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	505	514,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2041	$2,605	$ 911,564
University of California; Series 2018 AZ, Ref. RB(b)	4.00%	05/15/2048	1,780	1,704,702
				68,323,524

Colorado–5.67%
Arkansas River Power Authority; Series 2006, RB(c)	5.88%	10/01/2026	925	983,151
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	620	579,402
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	780	714,751
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	500	462,477
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	555	518,164
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	2,745	2,839,482
Series 2019 A-2, Ref. RB(b)(i)	5.00%	08/01/2044	935	967,182
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,131,638
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(c)(d)	5.00%	06/01/2027	435	481,255
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	525	449,030
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	504,185
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	458,171
Denver (City & County of), CO;
Series 2012 B, RB(c)(d)	5.00%	11/15/2022	1,400	1,407,693
Series 2018 A, RB(b)(h)	5.25%	12/01/2048	1,315	1,375,179
Series 2018 A-2, RB(j)	0.00%	08/01/2034	1,270	815,205
Series 2022 A, RB(h)	5.50%	11/15/2035	650	731,963
Series 2022 A, RB(h)	5.50%	11/15/2042	1,000	1,097,133
Series 2022 A, RB(h)	5.50%	11/15/2053	1,250	1,354,132
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	340	311,579
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	675	671,617
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	625	541,367
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	530	523,936
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	496,934
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	1,500	1,830,347
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	394,542
Sky Ranch Community Authority Board; Series 2022 A, GO Bonds(g)	5.75%	12/01/2052	500	483,274
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	555,532
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	483,711
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,000	764,229
Series 2021 A-2, RB(l)	4.50%	12/01/2041	1,535	892,397
				24,819,658

District of Columbia–2.09%
District of Columbia; Series 2022 A, RB	5.50%	07/01/2047	2,395	2,781,176
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	515	515,645
District of Columbia Water & Sewer Authority (Green Bonds);
Series 2019 A, RB	5.00%	10/01/2044	1,410	1,535,478
Series 2022 C-1, RB	4.00%	10/01/2051	1,250	1,175,621
Metropolitan Washington Airports Authority; Series 2021 A, Ref. RB(h)	4.00%	10/01/2039	2,100	2,015,464
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,122,357
				9,145,741

Florida–11.18%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(g)	5.00%	11/15/2061	1,075	791,761
Series 2022 B, RB(g)	6.50%	11/15/2033	100	89,787
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	370	339,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL;
Series 2013 C, RB(c)(d)	5.25%	10/01/2023	$1,900	$ 1,958,948
Series 2017, RB(b)(h)	5.00%	10/01/2047	1,935	1,987,928
Series 2019 B, RB(h)	4.00%	09/01/2044	625	582,675
Series 2022 A, RB	4.00%	10/01/2047	4,100	3,947,221
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	2,500	2,299,072
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(g)	6.00%	07/01/2045	190	183,797
Central Florida Expressway Authority; Series 2019 B, RB(b)(i)	5.00%	07/01/2049	1,775	1,887,429
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $976,983)(e)(f)(g)	7.75%	05/15/2035	1,000	640,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(c)(d)	6.00%	04/01/2023	1,100	1,123,080
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,255	2,269,225
Florida Development Finance Corp.; Series 2022 A, Ref. RB(d)(g)(h)	7.25%	10/03/2023	625	612,276
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(g)(h)	7.38%	01/01/2049	490	467,428
Greater Orlando Aviation Authority;
Series 2017 A, RB(h)	5.00%	10/01/2047	1,535	1,576,987
Series 2019 A, RB(h)	4.00%	10/01/2044	1,750	1,645,529
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	1,555	1,609,045
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	485	461,105
Series 2020 A, Ref. RB	5.75%	08/15/2050	210	196,988
Series 2020 A, Ref. RB	5.75%	08/15/2055	790	727,889
Series 2020 B-3, RB	3.38%	08/15/2026	105	105,041
Lee (County of), FL; Series 2022, RB	5.25%	08/01/2049	3,125	3,393,313
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	722,000
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(c)(d)(h)	5.00%	10/01/2022	2,270	2,274,878
Series 2012 A, Ref. RB(c)(d)(h)	5.00%	10/01/2022	1,510	1,513,245
Series 2012 B, Ref. RB(c)(d)	5.00%	10/01/2022	870	871,941
Series 2012 B, Ref. RB(c)(d)	5.00%	10/01/2022	1,375	1,378,068
Series 2012 B, Ref. RB(c)(d)	5.00%	10/01/2022	1,450	1,453,235
Series 2016 A, Ref. RB	5.00%	10/01/2041	965	1,006,711
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(b)	5.00%	04/01/2053	2,890	3,001,933
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	1,000	1,005,036
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2051	1,200	277,870
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2052	335	73,488
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2053	335	69,874
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2054	285	56,521
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	375	373,174
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB(c)(d)	5.00%	12/01/2024	1,125	1,185,561
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	625	672,019
Reunion East Community Development District; Series 2005, RB(e)(m)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,250	1,143,426
South Carolina (State of) Jobs-Economic Development Authority (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	620	463,730
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	828	446,936
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,017,723
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	1,022,800
				48,925,755

Georgia–4.18%
Atlanta (City of), GA; Series 2015, RB(b)	5.00%	11/01/2040	6,015	6,318,839
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	2,265	1,805,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Brookhaven Development Authority;
Series 2020, RB(b)(i)	4.00%	07/01/2044	$845	$ 817,883
Series 2020, RB(b)(i)	4.00%	07/01/2049	7,150	6,818,201
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2042	745	774,854
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	370	259,966
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2046	660	584,184
Main Street Natural Gas, Inc.; Series 2019 C, RB(d)	4.00%	09/01/2026	925	927,938
				18,306,873

Hawaii–3.48%
Hawaii (State of); Series 2014 EO, GO Bonds(c)(d)	5.00%	08/01/2024	4,500	4,720,701
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(c)	5.50%	07/01/2043	2,500	2,550,361
Hawaii (State of) Department of Transportation (Airports Division);
Series 2015 A, RB(h)	5.00%	07/01/2041	645	664,775
Series 2015 A, RB(h)	5.00%	07/01/2045	1,295	1,330,352
Series 2018 A, RB(h)	5.00%	07/01/2043	2,580	2,671,109
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,003,921
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, RB(b)	5.00%	07/01/2031	2,160	2,298,365
				15,239,584

Idaho–0.34%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	650	523,932
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(g)	3.75%	09/01/2051	1,245	965,365
				1,489,297

Illinois–17.60%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	285	285,178
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL)(j)(k)	0.00%	01/01/2029	1,710	1,366,457
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	795	822,904
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	325	335,503
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	260	267,993
Series 2012, RB	5.00%	01/01/2042	2,585	2,587,151
Series 2014, RB	5.00%	11/01/2044	665	675,772
Series 2014, Ref. RB(c)(d)	5.00%	01/01/2024	890	919,672
Series 2015 A, GO Bonds	5.50%	01/01/2033	2,590	2,687,208
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,667,365
Chicago (City of), IL (O’Hare International Airport);
Series 2013, RB	5.75%	01/01/2038	1,900	1,915,834
Series 2015 C, RB(h)	5.00%	01/01/2046	645	651,439
Series 2015 D, RB	5.00%	01/01/2046	450	463,018
Series 2017 D, RB	5.25%	01/01/2042	1,035	1,097,222
Series 2022 A, RB (INS - AGM)(h)(k)	5.50%	01/01/2053	1,045	1,113,758
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	475	485,593
Series 2018 A, Ref. GO Bonds (INS - AGM)(k)	5.00%	12/01/2032	535	567,461
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	541,224
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	750	754,348
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds);
Series 2016 E, GO Bonds	5.00%	12/01/2045	1,335	1,409,101
Series 2021 A, GO Bonds	4.00%	12/01/2051	1,035	969,129
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(h)	5.50%	01/01/2031	2,600	2,619,143
Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	950	963,439
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	2,590	2,656,966
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(k)	4.00%	01/01/2041	1,485	1,393,765
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	390	378,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2013, GO Bonds (INS - AGM)(k)	5.25%	07/01/2029	$1,660	$ 1,694,552
Series 2014, GO Bonds	5.25%	02/01/2034	1,050	1,074,224
Series 2014, GO Bonds	5.00%	05/01/2035	355	362,363
Series 2014, GO Bonds	5.00%	05/01/2036	850	867,355
Series 2016, GO Bonds	5.00%	11/01/2036	895	923,433
Series 2017 C, GO Bonds	5.00%	11/01/2029	195	207,181
Series 2017 D, GO Bonds	5.00%	11/01/2024	115	119,050
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,880	1,993,162
Series 2018 A, GO Bonds	6.00%	05/01/2027	575	637,245
Series 2018 A, GO Bonds	5.00%	05/01/2030	935	996,549
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	435	435,756
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,129,900
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(c)(d)	5.00%	09/01/2024	1,100	1,155,083
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	270	268,867
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	45	42,089
Series 2019 A, Ref. RB	5.00%	11/01/2049	410	367,439
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	1,810	1,854,562
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	992	772,300
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	999,934
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,616,178
Illinois (State of) Finance Authority (The University of Chicago); Series 2013 A, RB(b)(c)(d)	5.25%	10/01/2052	2,460	2,499,180
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	156,721
Series 2017, Ref. RB	5.25%	02/15/2037	145	147,062
Series 2017, Ref. RB	5.25%	02/15/2047	620	621,689
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - AGM)(j)(k)	0.00%	12/15/2029	2,100	1,626,641
Series 2015 A, RB	5.50%	06/15/2053	4,500	4,635,442
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	1,510	1,522,037
Illinois (State of) Regional Transportation Authority;
Series 2000, RB (INS - NATL)(k)	6.50%	07/01/2030	1,685	2,008,376
Series 2002 A, RB (INS - NATL)(k)	6.00%	07/01/2029	860	1,045,801
Series 2018 B, RB	5.00%	06/01/2040	1,730	1,905,489
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(k)	5.25%	06/15/2031	920	952,005
Series 2014, Ref. RB (INS - AGM)(k)	5.25%	06/15/2032	840	868,778
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(b)	5.00%	01/01/2038	3,125	3,145,284
Series 2014 C, RB(b)	5.00%	01/01/2039	3,760	3,886,204
Series 2015 A, RB(b)	5.00%	01/01/2040	1,500	1,563,730
Sales Tax Securitization Corp.; Series 2018 A, RB(b)	5.00%	01/01/2048	3,135	3,298,936
				76,996,108

Indiana–2.35%
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(c)(d)(h)	5.00%	07/01/2023	500	509,779
Series 2013 A, RB(c)(d)(h)	5.00%	07/01/2023	440	448,605
Series 2013, RB(c)(d)(h)	5.00%	07/01/2023	2,940	2,997,498
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,555	1,564,090
Indiana (State of) Health Facility Financing Authority; Series 1992 C, Ref. RB(c)	7.38%	07/01/2023	660	685,081
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB(c)(d)	5.25%	07/01/2023	1,000	1,023,263
Series 2016 A, Ref. RB	5.00%	01/01/2042	940	990,292
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport); Series 2019, Ref. RB(h)	5.00%	01/01/2028	480	520,249
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	6.75%	01/01/2034	1,500	1,555,989
				10,294,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–1.13%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	$1,210	$ 884,122
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	310	301,427
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(d)	5.00%	12/01/2042	2,050	2,102,769
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	375	362,155
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,345	1,275,016
				4,925,489

Kansas–0.29%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(c)(d)	5.75%	07/01/2023	1,215	1,248,735

Kentucky–2.66%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(g)(h)	4.70%	01/01/2052	500	496,034
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(d)(o)	2.90%	02/01/2025	530	531,241
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(k)	5.00%	12/01/2047	835	838,294
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,515	1,548,353
Series 2015 A, RB	5.00%	01/01/2045	255	259,533
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	945	968,248
Series 2017 A, Ref. RB	5.00%	06/01/2045	775	781,821
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(d)	4.00%	02/01/2028	1,115	1,114,249
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(c)(d)	5.75%	07/01/2023	1,000	1,020,685
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(i)(k)	5.00%	09/01/2044	2,860	3,067,379
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,023,736
				11,649,573

Louisiana–0.89%
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, RB(c)(d)	5.25%	06/01/2023	2,000	2,042,040
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(g)	3.90%	11/01/2044	690	552,557
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(k)	5.00%	10/01/2043	335	355,000
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2033	905	924,091
				3,873,688

Maryland–0.82%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	285	293,717
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	590	612,373
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(c)(d)	5.00%	07/01/2024	1,205	1,258,337
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	340,130
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	679,346
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	405	380,699
				3,564,602

Massachusetts–3.42%
Massachusetts (Commonwealth of) Department of Transportation; Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - TD Bank, N.A.)(p)(q)	1.49%	01/01/2037	10,000	10,000,000
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016, RB	5.00%	12/01/2046	1,300	1,364,700
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	2,525	2,586,732
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(g)	5.00%	07/15/2036	235	237,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(h)	5.00%	07/01/2036	$740	$ 792,810
				14,982,214

Michigan–4.16%
Academy of Warren; Series 2020 A, RB(g)	5.50%	05/01/2050	250	212,708
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(b)(i)(k)	5.00%	07/01/2043	1,590	1,647,349
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	240	219,558
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(b)	5.00%	04/15/2041	2,190	2,322,299
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,415	1,482,036
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	615	670,438
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(k)	5.00%	07/01/2031	2,500	2,601,527
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	475	492,649
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	475	495,243
Series 2015, RB	5.00%	07/01/2035	970	1,021,819
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	1,000	1,027,024
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	125	119,869
Series 2020, Ref. RB	5.00%	06/01/2045	360	327,216
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(c)(d)	5.00%	06/01/2024	1,740	1,815,217
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(b)(c)(i)	5.00%	12/01/2046	2,965	3,121,888
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(h)	5.00%	06/30/2033	600	612,686
				18,189,526

Minnesota–0.59%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	400	348,332
Minnesota (State of) Municipal Gas Agency; Series 2022 A, RB(d)	4.00%	12/01/2027	1,000	1,014,945
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	925	964,144
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	315	267,048
				2,594,469

Mississippi–0.39%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	830	561,318
West Rankin Utility Authority; Series 2018, RB(c)(d)	5.00%	01/01/2028	1,010	1,139,440
				1,700,758

Missouri–1.69%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	800	802,235
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,674,667
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGM)(h)(k)	5.00%	03/01/2049	745	769,061
Series 2019 B, RB(h)	5.00%	03/01/2054	860	876,557
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	385	347,153
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	248,180
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB(c)	5.25%	05/01/2033	1,175	1,196,667
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,565	1,480,858
				7,395,378

Nebraska–1.32%
Central Plains Energy Project; Series 2012, RB	5.00%	09/01/2042	3,250	3,250,000
Central Plains Energy Project (No. 3);
Series 2012, RB(r)	5.25%	09/01/2037	1,000	1,000,000
Series 2017 A, Ref. RB	5.00%	09/01/2034	155	166,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Central Plains Energy Project (No. 4); Series 2018, RB(d)	5.00%	01/01/2024	$1,345	$ 1,376,200
				5,792,355

New Hampshire–0.48%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	1	941
Series 2022-1, Class A	4.38%	09/20/2036	1,252	1,200,168
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	820	900,843
				2,101,952

New Jersey–6.56%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(k)	5.75%	11/01/2028	685	765,831
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - BHAC)(b)(k)	5.25%	07/01/2026	6,625	7,208,949
Series 2005 N-1, Ref. RB (INS - NATL)(b)(k)	5.50%	09/01/2022	2,820	2,820,000
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.13%	09/15/2023	175	176,930
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(h)	5.00%	10/01/2037	715	742,226
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	4.00%	06/15/2040	1,180	1,130,449
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(h)	5.38%	01/01/2043	2,000	2,035,233
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	1,940	1,803,734
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(h)	5.00%	12/01/2024	235	244,978
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 D, RB	5.00%	12/15/2023	1,700	1,746,989
Series 2014, RB	5.00%	06/15/2030	685	744,441
Series 2015 AA, RB	5.25%	06/15/2033	1,150	1,198,385
Series 2016 A-1, RN	5.00%	06/15/2028	770	829,159
Series 2018 A, Ref. RB	5.00%	12/15/2024	355	371,365
Series 2018 A, Ref. RB	5.00%	12/15/2032	925	993,592
Series 2018 A, RN(b)(i)	5.00%	06/15/2029	1,190	1,278,848
Series 2018 A, RN(b)(i)	5.00%	06/15/2030	405	434,162
Series 2018 A, RN(b)(i)	5.00%	06/15/2031	565	603,887
Series 2021 A, Ref. RB	5.00%	06/15/2033	370	403,772
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(c)(h)	5.00%	12/01/2023	580	590,746
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	1,880	1,942,392
Series 2018 A, Ref. RB	5.25%	06/01/2046	625	654,260
				28,720,328

New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	300	268,331

New York–24.25%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(g)(h)	5.25%	12/31/2033	200	188,877
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	2,069,770
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	1,875	1,748,334
Series 2017 A, Ref. RB (INS - AGM)(k)	4.00%	02/15/2047	595	570,448
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	1,425	1,434,754
Series 2016 B, Ref. RB	5.00%	11/15/2037	110	114,024
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(p)(q)	0.82%	11/15/2050	1,950	1,950,000
Metropolitan Transportation Authority (Bidding Group 1);
Series 2022 A, RB	4.00%	11/15/2040	1,340	1,297,769
Series 2022 A, RB	4.00%	11/15/2043	2,235	2,145,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	$1,510	$ 1,549,891
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	450	463,418
Series 2020 A-1, RB (INS - AGM)(k)	4.00%	11/15/2041	1,495	1,444,598
Series 2020 A-1, RB (INS - BAM)(k)	4.00%	11/15/2053	295	276,799
Series 2020 C-1, RB	5.25%	11/15/2055	995	1,035,304
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(h)	4.00%	07/15/2055	1,750	1,547,457
Two Hundred Seventh Series 2018, Ref. RB(b)(h)(i)	5.00%	09/15/2028	2,460	2,687,367
New York (City of), NY;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,250	1,188,809
Series 2020 C, GO Bonds	5.00%	08/01/2043	1,835	1,971,576
Subseries 2022 D-1, GO Bonds(b)	5.25%	05/01/2038	1,015	1,144,295
Subseries 2022 D-1, GO Bonds(b)	5.25%	05/01/2042	1,725	1,913,510
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(k)	3.00%	01/01/2046	1,875	1,399,939
New York (City of), NY Municipal Water Finance Authority; Series 2013 DD, RB	5.00%	06/15/2035	1,000	1,019,501
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	925	1,017,544
Subseries 2020 B-1, RB(b)	4.00%	11/01/2045	2,490	2,363,904
New York (State of) Dormitory Authority; Series 2018 E, RB(b)	5.00%	03/15/2045	4,260	4,552,611
New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2044	2,510	2,399,637
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(c)(d)	5.00%	02/15/2023	7,900	7,999,502
Series 2014 C, RB(b)	5.00%	03/15/2040	4,210	4,346,639
Series 2018 A, Ref. RB	5.25%	03/15/2038	925	1,017,046
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	2,725	2,559,247
New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	500	489,256
New York (State of) Power Authority; Series 2020 A, RB(b)	4.00%	11/15/2045	2,740	2,587,710
New York (State of) Power Authority (Green Bonds); Series 2020, RB(b)	4.00%	11/15/2055	3,130	2,883,874
New York (State of) Thruway Authority;
Series 2019 B, RB(b)	4.00%	01/01/2050	4,030	3,738,212
Series 2019 B, RB (INS - AGM)(b)(i)(k)	4.00%	01/01/2050	1,950	1,838,777
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(b)	5.00%	12/15/2031	2,785	2,875,576
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	210	202,220
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	2,556,575
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	4,375	4,232,251
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	2,490	2,372,891
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(h)	5.25%	08/01/2031	425	451,287
Series 2020, Ref. RB(h)	5.38%	08/01/2036	705	759,767
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	1,050	1,055,451
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,000	1,005,191
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2031	180	187,194
Series 2018, RB(h)	5.00%	01/01/2033	1,565	1,616,490
Series 2018, RB(h)	5.00%	01/01/2034	1,285	1,325,570
Series 2018, RB(h)	4.00%	01/01/2036	875	828,749
Series 2018, RB(h)	5.00%	01/01/2036	585	602,197
Series 2020, RB(h)	5.00%	10/01/2040	1,495	1,539,896
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	2,465	2,522,811
Series 2016 A, RB(h)	5.25%	01/01/2050	1,355	1,393,143
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(h)	5.00%	12/01/2033	975	1,040,249
Series 2022, RB(h)	5.00%	12/01/2038	455	476,849
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	1,905	1,790,047

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	$1,295	$ 1,306,289
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	310	280,544
Triborough Bridge & Tunnel Authority;
Series 2021 C-1A, RB	5.00%	05/15/2051	515	554,174
Series 2022 C, RB	5.00%	05/15/2047	1,485	1,606,762
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	3,710	3,945,000
Series 2020 A, RB	5.00%	11/15/2054	780	821,590
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	1,815	1,790,587
				106,094,978

North Carolina–2.53%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(h)	5.00%	06/30/2054	1,810	1,812,085
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2055	7,265	7,827,538
University of North Carolina at Chapel Hill; Series 2019, RB	5.00%	02/01/2049	1,230	1,415,661
				11,055,284

North Dakota–0.68%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	1,615	1,590,795
Series 2017 C, RB	5.00%	06/01/2048	1,440	1,386,853
				2,977,648

Ohio–5.49%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	645	661,037
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,095	1,151,934
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	405	421,899
American Municipal Power, Inc. (Prairie State Energy); Series 2015 A, Ref. RB	5.00%	02/15/2042	820	836,075
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	355	347,760
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,135	3,706,260
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	5,930	5,648,195
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	6,405	775,366
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(g)	6.50%	01/01/2034	900	915,814
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(g)	5.00%	06/01/2028	535	541,727
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,290	1,338,694
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,135	1,099,970
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	1,885	1,932,892
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	750	531,617
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,004,679)(f)(g)	6.00%	04/01/2038	1,025	385,400
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(h)(k)	5.00%	12/31/2039	615	634,991
Ohio (State of) (University Hospitals Health System, Inc.); Series 2021 A, Ref. RB	4.00%	01/15/2046	1,865	1,735,837
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(d)(h)	2.60%	10/01/2029	1,000	915,493
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(g)(h)	4.25%	01/15/2038	440	440,400
				24,021,361

Oklahoma–2.05%
Edmond Public Works Authority;
Series 2017, RB(b)	5.00%	07/01/2042	2,035	2,217,409
Series 2017, RB(b)	5.00%	07/01/2047	1,985	2,148,961
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	1,270	1,205,219
Series 2018 B, RB	5.50%	08/15/2057	2,475	2,334,948
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(e)	5.00%	08/01/2052	1,485	1,485
Oklahoma (State of) Water Resources Board; Series 2022 B, RB	5.00%	10/01/2047	960	1,076,841
				8,984,863

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–0.08%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	$375	$ 362,856

Pennsylvania–3.68%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	1,540	1,447,272
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,028,241
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(j)(k)	0.00%	10/01/2036	500	261,522
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	506,686
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2037	690	683,128
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	740	795,267
Series 2014 A-2, RB(l)	5.13%	12/01/2039	1,000	987,764
Series 2017 B-1, RB	5.25%	06/01/2047	1,750	1,834,931
Series 2018 A-2, RB	5.00%	12/01/2048	890	941,094
Series 2018 B, RB	5.25%	12/01/2048	875	934,240
Series 2021 A, RB	4.00%	12/01/2050	930	851,500
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	840	896,014
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	2,190	2,234,775
Series 2021, Ref. RB (INS - AGM)(h)(k)	4.00%	07/01/2041	1,230	1,160,686
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(g)	5.00%	06/15/2050	310	305,022
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	545	573,494
Series 2017 A, Ref. RB	5.00%	09/01/2047	645	665,609
				16,107,245

Puerto Rico–6.63%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,575	2,615,233
Series 2002, RB	5.63%	05/15/2043	1,110	1,129,930
Series 2005 A, RB(j)	0.00%	05/15/2050	4,515	770,298
Series 2005 B, RB(j)	0.00%	05/15/2055	2,000	194,833
Series 2008 A, RB(j)	0.00%	05/15/2057	11,190	690,400
Series 2008 B, RB(j)	0.00%	05/15/2057	28,010	1,362,684
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2024	1,092	1,009,296
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	1,408	1,429,274
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	875	928,554
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (Acquired 04/07/2020-04/28/2020; Cost $1,452,264) (INS - NATL)(f)(k)	5.25%	07/01/2032	1,440	1,462,441
Series 2007 VV, Ref. RB (Acquired 06/27/2018; Cost $557,625) (INS - NATL)(f)(k)	5.25%	07/01/2033	550	557,378
Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $507,566) (INS - NATL)(f)(k)	5.25%	07/01/2035	480	484,925
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(k)	4.75%	07/01/2038	500	501,157
Series 2007 CC, Ref. RB (INS - AGM)(k)	5.25%	07/01/2033	920	936,401
Series 2007 N, Ref. RB (INS - NATL)(k)	5.25%	07/01/2032	575	583,961
Series 2007 N, Ref. RB (INS - AGC)(k)	5.25%	07/01/2034	900	915,518
Series 2007 N, Ref. RB (INS - AGC)(k)	5.25%	07/01/2036	800	811,988

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2027	$335	$ 280,964
Series 2018 A-1, RB(j)	0.00%	07/01/2029	785	601,289
Series 2018 A-1, RB(j)	0.00%	07/01/2031	1,830	1,267,787
Series 2018 A-1, RB(j)	0.00%	07/01/2033	650	405,692
Series 2018 A-1, RB(j)	0.00%	07/01/2051	16,370	3,491,214
Series 2018 A-1, RB	4.75%	07/01/2053	1,115	1,066,277
Series 2018 A-1, RB	5.00%	07/01/2058	4,215	4,089,000
Series 2019 A-2, RB	4.33%	07/01/2040	1,445	1,406,375
				28,992,869

Rhode Island–0.13%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	530	543,905

South Carolina–1.52%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(c)(d)	5.25%	08/01/2023	1,200	1,231,147
South Carolina (State of) Ports Authority;
Series 2015, RB(c)(d)(h)	5.25%	07/01/2025	2,620	2,813,742
Series 2015, RB(c)(d)(h)	5.25%	07/01/2025	180	193,311
Series 2015, RB(c)(d)(h)	5.25%	07/01/2025	850	912,855
South Carolina (State of) Public Service Authority;
Series 2014 C, Ref. RB	5.00%	12/01/2046	890	904,280
Series 2022 A, RB	4.00%	12/01/2052	675	611,303
				6,666,638

South Dakota–1.02%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	4.00%	07/01/2042	2,225	2,080,407
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,235	1,264,251
Series 2015, Ref. RB	5.00%	11/01/2045	1,100	1,132,369
				4,477,027

Tennessee–3.36%
Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,200	1,140,683
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,295	1,378,803
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS - NATL)(j)(k)	0.00%	07/01/2026	12,525	11,001,676
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(h)	5.00%	07/01/2054	430	439,665
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034	715	742,136
				14,702,963

Texas–17.11%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,600	1,606,169
Central Texas Regional Mobility Authority;
Series 2020 B, Ref. RB	5.00%	01/01/2045	480	505,262
Series 2021 B, RB	5.00%	01/01/2046	500	527,095
Clifton Higher Education Finance Corp. (Idea Public School); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,000	919,021
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,250	1,296,219
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2013 A, RB(c)(d)(h)	5.00%	11/01/2022	1,000	1,004,271
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,295	2,194,991
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,125	1,072,616
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	965	895,719
Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(p)	0.90%	12/01/2041	5,495	5,495,000
Houston (City of), TX (United Airlines, Inc.); Series 2021 A, RB(h)	4.00%	07/01/2041	435	393,660
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(h)	4.75%	07/01/2024	1,320	1,334,656
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	375	386,704

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)(d)(g)	5.50%	08/15/2024	$1,015	$ 1,065,469
Matagorda (County of), TX Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC)(h)(k)	5.13%	11/01/2028	5,000	5,500,833
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(g)(h)	4.63%	10/01/2031	2,305	2,339,584
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2047	1,000	450,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	60	51,864
Series 2021, RB	2.00%	11/15/2061	1,585	831,462
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,080	856,383
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(k)	5.00%	04/01/2046	2,505	2,557,921
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(g)	4.00%	08/15/2051	920	754,724
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	370	368,612
Series 2017, Ref. RB	5.00%	01/01/2047	460	451,709
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	175	175,772
Series 2018, Ref. RB	5.00%	10/01/2028	1,000	997,885
Series 2020, RB	5.25%	10/01/2055	1,870	1,671,672
North Texas Tollway Authority; Series 2015 B, RB(b)(i)	5.00%	01/01/2040	7,525	7,572,822
San Antonio (City of), TX;
Series 2013, RB(c)(d)	5.00%	02/01/2023	2,000	2,022,095
Series 2021 A, RB	5.00%	02/01/2046	1,310	1,401,719
San Antonio Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2052	3,335	3,683,460
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	2,585	2,702,383
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,610	1,608,219
Series 2016, Ref. RB	5.00%	05/15/2045	755	730,074
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $314,153)(e)(f)	5.75%	02/15/2025	335	217,750
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,504,009)(e)(f)	6.38%	02/15/2048	1,490	968,500
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	60	60,161
Series 2020, Ref. RB	6.75%	11/15/2051	60	58,941
Series 2020, Ref. RB	6.88%	11/15/2055	60	59,565
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,210	3,382,071
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,290	1,369,188
Series 2019, RB(j)	0.00%	08/01/2040	1,500	606,330
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(j)	0.00%	08/15/2036	2,650	1,424,860
Series 2015 B, Ref. RB(j)	0.00%	08/15/2037	955	484,605
Series 2015 C, Ref. RB	5.00%	08/15/2042	2,980	3,046,505
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2017 A, RB	4.00%	10/15/2035	210	216,862
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,445	3,660,737
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	870	878,620
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(h)	7.00%	12/31/2038	1,150	1,186,820
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(h)	5.00%	06/30/2058	1,780	1,800,378
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,006
				74,852,944

Utah–2.09%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(g)	4.00%	03/01/2051	500	383,075
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	380,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Salt Lake City (City of), UT;
Series 2018 A, RB(h)	5.00%	07/01/2048	$885	$ 910,032
Series 2018 A, RB(h)	5.25%	07/01/2048	1,185	1,233,585
Series 2021 A, RB(h)	5.00%	07/01/2032	625	685,461
Series 2021 A, RB(h)	5.00%	07/01/2051	955	990,625
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2017 A, RB(b)(h)	5.00%	07/01/2047	2,065	2,115,321
Utah (County of), UT; Series 2016 B, RB(b)	4.00%	05/15/2047	1,515	1,436,750
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.50%	10/15/2052	1,055	1,022,818
				9,158,277

Virginia–1.94%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	935	1,024,766
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $245,000)(f)	5.00%	09/01/2050	245	171,568
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(h)	5.00%	01/01/2037	2,560	2,696,663
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(h)	5.00%	12/31/2052	990	1,022,769
Series 2022, Ref. RB(h)	5.00%	12/31/2057	625	641,545
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	610	621,740
Series 2017, RB(h)	5.00%	12/31/2052	1,285	1,308,052
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,000	1,002,834
				8,489,937

Washington–2.58%
Kalispel Tribe of Indians; Series 2018 B, RB(g)	5.00%	01/01/2032	700	751,203
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,070	1,966,303
Washington (State of); Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	1,400	1,516,529
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	875	910,476
Series 2018, RB(b)(i)	5.00%	07/01/2048	3,130	3,239,662
Series 2018, RB	5.00%	07/01/2048	625	637,209
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	325	301,101
Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	270	246,577
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,702,156
				11,271,216

West Virginia–0.15%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(g)	7.50%	06/01/2043	625	665,329

Wisconsin–5.09%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(j)(k)	0.00%	12/15/2055	4,730	987,108
Series 2020 D, RB (INS - AGM)(j)(k)	0.00%	12/15/2060	18,280	2,958,975
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	625	447,925
Series 2021, RB	4.00%	08/15/2051	2,085	1,912,082
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	1,875	1,748,503
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	4,576,217
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)(g)	6.75%	08/01/2031	685	548,000
Series 2017, RB(g)	6.75%	12/01/2042	1,595	1,421,198
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(g)	6.13%	02/01/2050	310	286,831
Series 2022 A, RB(g)	6.13%	02/01/2050	335	309,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(b)(i)	5.00%	03/01/2046	$2,880	$ 3,013,185
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(g)	5.13%	06/15/2039	465	466,629
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.38%	01/01/2048	490	301,350
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,312,348
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,287,242
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	694,292
				22,271,848

Wyoming–0.42%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(d)	5.00%	01/01/2047	1,675	1,849,492

TOTAL INVESTMENTS IN SECURITIES(s) –173.79% (Cost $777,480,241)				760,472,981

FLOATING RATE NOTE OBLIGATIONS–(23.12)%
Notes with interest and fee rates ranging from 2.21% to 2.44% at 08/31/2022 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1J)(t)				(101,175,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(49.35)%				(215,955,127)

OTHER ASSETS LESS LIABILITIES–(1.32)%				(5,762,049)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$ 437,580,805

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                     Invesco Advantage Municipal Income Trust II

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2022 was $3,582,237, which represented less than 1% of the Trust’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at August 31, 2022 was $6,094,462, which represented 1.39% of the Trust’s Net Assets.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $33,855,882, which represented 7.74% of the Trust’s Net Assets.

(h)	Security subject to the alternative minimum tax.
(i)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $31,820,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Zero coupon bond issued at a discount.
(k)	Principal and/or interest payments are secured by the bond insurance company listed.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(p)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(q)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(r)	Security subject to crossover refunding.
(s)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(t)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2022. At August 31, 2022, the Trust’s investments with a value of $149,171,175 are held by TOB Trusts and serve as collateral for the $101,175,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	79.19%

Pre-Refunded Bonds	10.69

General Obligation Bonds	7.84

Other	2.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                     Invesco Advantage Municipal Income Trust II

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $777,480,241)	$760,472,981

Receivable for:
Investments sold	439,953

Interest	7,947,445

Investment for trustee deferred compensation and retirement plans	33,085

Total assets	768,893,464

Liabilities:
Floating rate note obligations	101,175,000

Variable rate muni term preferred shares ($0.01 par value, 2,160 shares issued with liquidation preference of $100,000 per share)	215,955,127

Payable for:
Investments purchased	5,802,409

Dividends	33,037

Amount due custodian	7,630,163

Accrued fees to affiliates	46,483

Accrued interest expense	469,877

Accrued trustees’ and officers’ fees and benefits	1,461

Accrued other operating expenses	166,017

Trustee deferred compensation and retirement plans	33,085

Total liabilities	331,312,659

Net assets applicable to common shares	$437,580,805

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$499,676,076

Distributable earnings (loss)	(62,095,271)

$437,580,805

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	44,406,020

Net asset value per common share	$9.85

Market value per common share	$9.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                     Invesco Advantage Municipal Income Trust II

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$16,046,533

Expenses:
Advisory fees	2,170,083

Administrative services fees	35,109

Custodian fees	2,950

Interest, facilities and maintenance fees	3,003,513

Transfer agent fees	17,769

Trustees’ and officers’ fees and benefits	9,290

Registration and filing fees	11,292

Reports to shareholders	14,594

Professional services fees	56,300

Other	16,888

Total expenses	5,337,788

Net investment income	10,708,745

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(413,692))	(17,017,298)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(50,937,378)

Net realized and unrealized gain (loss)	(67,954,676)

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(57,245,931)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                     Invesco Advantage Municipal Income Trust II

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31,	February 28,
	2022	2022

Operations:
Net investment income	$10,708,745	$23,982,056

Net realized gain (loss)	(17,017,298)	515,103

Change in net unrealized appreciation (depreciation)	(50,937,378)	(27,014,031)

Net increase (decrease) in net assets resulting from operations applicable to common shares	(57,245,931)	(2,516,872)

Distributions to common shareholders from distributable earnings	(11,940,800)	(25,639,045)

Net increase in common shares of beneficial interest	–	175,996

Net increase (decrease) in net assets applicable to common shares	(69,186,731)	(27,979,921)

Net assets applicable to common shares:
Beginning of period	506,767,536	534,747,457

End of period	$437,580,805	$506,767,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                     Invesco Advantage Municipal Income Trust II

Statement of Cash Flows

For the six months ended August 31, 2022

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(57,245,931)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(198,922,559)

Proceeds from sales of investments	218,447,963

Purchases of short-term investments, net	(8,995,410)

Amortization of premium on investment securities	2,506,957

Accretion of discount on investment securities	(1,156,799)

Net realized loss from investment securities	17,017,298

Net change in unrealized depreciation on investment securities	50,937,378

Change in operating assets and liabilities:

Decrease in receivables and other assets	441,825

Increase in accrued expenses and other payables	298,030

Net cash provided by operating activities	23,328,752

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(11,963,102)

Increase in payable for amount due custodian	7,630,163

Proceeds of TOB Trusts	20,995,000

Repayments of TOB Trusts	(43,090,000)

Net cash provided by (used in) financing activities	(26,427,939)

Net decrease in cash and cash equivalents	(3,099,187)

Cash and cash equivalents at beginning of period	3,099,187

Cash and cash equivalents at end of period	$–

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$2,716,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                     Invesco Advantage Municipal Income Trust II

Financial Highlights

August 31, 2022

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six Months Ended		Years Ended		Year Ended	Years Ended
	August 31,		February 28,		February 29,	February 28,
	2022		2022	2021	2020	2019	2018

Net asset value per common share, beginning of period	$ 11.41		$ 12.05	$ 12.45	$ 11.55	$ 11.81	$ 12.03

Net investment income(a)	0.24		0.54	0.58	0.51	0.55	0.66

Net gains (losses) on securities (both realized and unrealized)	(1.53)		(0.60)	(0.44)	0.93	(0.20)	(0.22)

Total from investment operations	(1.29)		(0.06)	0.14	1.44	0.35	0.44

Less:
Dividends paid to common shareholders from net investment income	(0.27)		(0.58)	(0.54)	(0.52)	(0.59)	(0.66)

Return of capital	–		–	–	(0.02)	(0.02)	–

Total distributions	(0.27)		(0.58)	(0.54)	(0.54)	(0.61)	(0.66)

Net asset value per common share, end of period	$ 9.85		$ 11.41	$ 12.05	$ 12.45	$ 11.55	$ 11.81

Market value per common share, end of period	$ 9.17		$ 11.03	$ 11.49	$ 11.21	$ 10.67	$ 10.86

Total return at net asset value(b)	(11.24)%		(0.66)%	1.75%	13.11%	3.61%	3.99%

Total return at market value(c)	(14.52)%		0.72%	7.75%	10.24%	4.08%	1.72%

Net assets applicable to common shares, end of period (000’s omitted)	$437,581		$506,768	$534,747	$552,872	$512,613	$524,065

Portfolio turnover rate(d)	26%		14%	20%	9%	14%	12%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	2.31	%(e)	1.60%	1.84%	2.57%	2.58%	2.25%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.01	%(e)	0.93%	0.97%	1.01%	1.01%	1.05%

Without fee waivers and/or expense reimbursements	2.31	%(e)	1.60%	1.84%	2.57%	2.58%	2.25%

Ratio of net investment income to average net assets	4.63	%(e)	4.45%	4.89%	4.26%	4.74%	5.44%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$216,000		$216,000	$216,000	$216,000	$216,000	$216,000

Asset coverage per preferred share(f)	$302,584		$334,615	$347,568	$355,959	$337,321	$342,623

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                     Invesco Advantage Municipal Income Trust II

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Advantage Municipal Income Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available and not representative of market value in the Adviser’s judgment (“unreliable”) are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.

Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

26                     Invesco Advantage Municipal Income Trust II

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

27                     Invesco Advantage Municipal Income Trust II

K.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

During the period, the Trust experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Trust’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Trust that holds securities of that entity will be adversely impacted.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Trust’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2022, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$760,026,043	$446,938	$760,472,981

NOTE 4–Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2022, the Trust engaged in securities purchases of $28,463,286 and securities sales of $13,287,873, which resulted in net realized gains (losses) of $(413,692).

28                     Invesco Advantage Municipal Income Trust II

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6–Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2022 were $108,732,857 and 1.89%, respectively.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$17,130,204	$9,148,822	$26,279,026

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2022 was $199,110,338 and $216,240,097, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$12,029,717

Aggregate unrealized (depreciation) of investments	(29,973,184)

Net unrealized appreciation (depreciation) of investments	$(17,943,467)

Cost of investments for tax purposes is $778,416,448.

NOTE 9–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	August 31,	February 28,
	2022	2022

Beginning shares	44,406,020	44,391,551

Shares issued through dividend reinvestment	–	14,469

Ending shares	44,406,020	44,406,020

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10–Variable Rate Muni Term Preferred Shares

The Trust issued Series 2015/6-VKI VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2022, the VMTP Shares outstanding were as follows:

VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. The Trust is required to redeem all outstanding VMTP Shares on December 2, 2024, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2022, the dividend rate is equal to the SIFMA Index plus a spread of 0.95%, which is based on the long term preferred share ratings assigned to the VMTP

29                     Invesco Advantage Municipal Income Trust II

Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2022 were $216,000,000 and 1.78%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11–Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2022:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2022	$0.0418	September 15, 2022	September 30, 2022

October 3, 2022	$0.0418	October 17, 2022	October 31, 2022

30                     Invesco Advantage Municipal Income Trust II

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of Invesco Advantage Municipal Income Trust II (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s lower exposure to credit and shorter duration positioning had detracted from Fund performance relative to peers. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally

31                     Invesco Advantage Municipal Income Trust II

historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expenses were in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses, including the effect that the Fund’s investment related expenses had on its relative rankings.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts. The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

32                     Invesco Advantage Municipal Income Trust II

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Advantage Municipal Income Trust II (the “Fund”) was held on August 8, 2022. The Meeting was held for the following purpose:

(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2). Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Withheld

(1).	Cynthia Hostetler	35,533,456.75	768,912.93
	Eli Jones	35,247,711.75	1,054,657.93
	Ann Barnett Stern	35,504,564.75	797,804.93
	Daniel S. Vandivort	35,296,117.75	1,006,251.93
(2).	Prema Mathai-Davis	1,160.00	0.00

33                     Invesco Advantage Municipal Income Trust II

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Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-07868	VK-CE-AMINC2-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 18, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 18, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Advantage Municipal Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2022